Credit Facilitates - Schedule of Short Term Debt Bank Loans (Detail) - Loans Payable [Member] - Industrial and Commercial Bank of China – Pingdu Branch [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date	Oct. 18, 2023
Interest Rate	3.85% for contract from 12/31/2021 to 11/29/2022, and 3.65% for contract from 10/20/2022 to 10/18/2023
Collateral Guarantee	No
Short-term loans - banks	$ 0	$ 453,807